Translation gains/(losses)	12 Months Ended
Jun. 30, 2022
Translation gains/(losses)
Translation gains/(losses)
5	Translation gains/(losses)

	2022	2021	2020
for the year ended 30 June	Rm	Rm	Rm
Arising from
Trade and other receivables	456	(1 233)	1 275
Trade and other payables	147	158	(891)
Foreign currency loans*	(785)	6 318	(6 946)
Other	875	267	20
	693	5 510	(6 542)
*

Relates to intergroup exposure on foreign currency loans. During the current year a significant repayment was made on the loan provided by Sasol Financing International to Sasol Investment Company for the partial funding of the LCCP with US dollar funds.